OIL AND NATURAL GAS PROPERTIES (Details Narrative)			3 Months Ended	6 Months Ended		12 Months Ended
	Feb. 28, 2023 USD ($) a	Sep. 14, 2021 USD ($) $ / shares shares	Apr. 30, 2023 USD ($) ft²	Apr. 30, 2023 USD ($) ft²	Apr. 30, 2022 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)	May 12, 2023	Dec. 22, 2022 USD ($)	May 27, 2022 USD ($)
Restructuring Cost and Reserve [Line Items]
Exploration costs			$ 1,526,925		$ 26,031	$ 28,669	$ 38,763
Lessor, Operating Lease, Payment to be Received										$ 252,512
Consideration paid		$ 7,438,544
Payments to acquire business		5,583,720
Cash paid for additional acquisition		1,900,000
Assumed ARO liabilities		45,176
Cash consideration		300,000
Related party note payable		3,623,770
Imputed interest		$ 76,230
Number of shares issued | shares		4,900,000
Share price | $ / shares		$ 0.70
Acquisition costs				$ 200,000
Option fee									$ 150,000
Group One [Member]
Restructuring Cost and Reserve [Line Items]
Area of land | a	360
Lease term	20 years
Payments for Rent	$ 25
Advance rental payment	11,000		$ 11,000	$ 11,000
Group Two [Member]
Restructuring Cost and Reserve [Line Items]
Area of land | ft²			307.75	307.75
Lease term			20 years	20 years
Payments for Rent	$ 30
Support Equipment and Facilities [Member]
Restructuring Cost and Reserve [Line Items]
Exploration costs				$ 1,300,000
Trio LLC [Member]
Restructuring Cost and Reserve [Line Items]
Business acquisition percentage.		45.00%	1.00%	1.00%		29.00%	45.00%
Number of shares issued | shares		4,900,000
Share price | $ / shares		$ 0.70
South Salinas Project [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of working interest		82.75%
Consideration paid		$ 7,438,544
Payments to acquire business		5,583,720
Cash paid for additional acquisition		1,900,000
Assumed ARO liabilities		45,176
Cash consideration		$ 300,000
South Salinas Project [Member] | Trio LLC [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of working interest		82.75%
Trio LLC [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of working interest			3.02647%	3.02647%				80.00%
Cash paid for additional acquisition				$ 60,000
Trio LLC [Member] | Hangman Hollow Field Asset [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of working interest									44.00%
Trio LLC [Member] | Ken Fron Field [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of working interest								20.00%	22.00%
Trio LLC [Member] | Union Ave Field [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of working interest									20.00%
Union Ave Field [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of working interest								100.00%